Note 23	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Disclosure of provisions [text block]	Provisions
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2022	December 2021
Provisions for pensions and similar obligations (*)		2,849	3,576
Other long term employee benefits (**)		502	632
Provisions for taxes and other legal contingencies	6.1	620	623
Commitments and guarantees given	30	743	691
Other provisions (***)		420	366
Total		5,134	5,889
(*) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain.
(**) It also includes a provision for the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A in 2021.
(***) Individually insignificant provisions or contingencies for various concepts in different geographies.
Collective layoff procedure
On June 8, 2021, BBVA reached an agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain on April 13, 2021, which would affect a maximum of 2,935 employees. The agreement also included the closing of 480 offices (all closed as of June 30, 2022). The cost of the process amounted to €994 million before taxes, of which €754 million correspond to the collective layoff and €240 million to the closing of offices (see Note 16 and 20). By the time the procedure was over, 2,899 employees had accepted the agreement and effectively departed BBVA.
Ongoing legal proceedings and litigation
The financial sector faces an environment of increased regulatory pressure and litigation. In this environment, the various Group entities are often sued on lawsuits and are therefore involved in individual or collective legal proceedings and litigation arising from their activity and operations, including proceedings arising from their lending activity, from their labor relations and from other commercial, regulatory or tax issues, as well as in arbitration.
On the basis of the information available, the Group considers that, at June 30, 2022, the provisions made in relation to judicial proceedings and arbitration, where so required, are adequate and reasonably cover the liabilities that might arise, if any, from such proceedings. Furthermore, on the basis of the information available and with the exceptions indicated in Note 6.1 "Risk factors", BBVA considers that the liabilities that may arise from such proceedings will not have, on a case-by-case basis, a significant adverse effect on the Group's business, financial situation or results of operations.